STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Additional Paid-in Capital [Member]	Common Shares To Be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Common Stock [Member]
Beginning balance, value at Dec. 31, 2022	$ 23,404,083	$ 5,000	$ (23,214,872)	$ (403,202)	$ (208,991)
Beginning balance, shares at Dec. 31, 2022						20,085,119
Net loss and comprehensive loss			(26,277)	(769)	(27,046)
Ending balance, value at Dec. 31, 2023	23,404,083	5,000	(23,241,149)	(403,971)	(236,037)
Ending balance, shares at Dec. 31, 2023						20,085,119
Net loss and comprehensive loss			11,235	(1,838)	9,397
Ending balance, value at Dec. 31, 2024	23,404,083	5,000	(23,229,914)	(405,809)	(226,640)
Ending balance, shares at Dec. 31, 2024						20,085,119
Net loss and comprehensive loss			(38,587)	(1,047)	(39,634)
Ending balance, value at Dec. 31, 2025	$ 23,404,083	$ 5,000	$ (23,268,501)	$ (406,856)	$ (266,274)
Ending balance, shares at Dec. 31, 2025						20,085,119